Summary of Significant Accounting Policies - Schedule of Property and Equipment Are Stated at Cost Less Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2023
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember